Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par or stated value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares, issued	8,676,501	8,015,756	5,654,830
Common stock, shares, outstanding	8,676,501	8,015,756	5,654,830
Convertible Notes Payable [Member]
Debt issuance costs, net	$ 855,555	$ 366,666	$ 466,667
Notes Payable [Member]
Debt issuance costs, net	245,819	212,848	0
Line of Credit [Member]
Debt issuance costs, net	$ 0	$ 15,573	$ 30,000